Equity (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised	87,158	196,003
Increase in equity	$ 1.7	$ 2.6
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	$ 11.2
Weighted average period for recognition	2 years 2 months 12 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 22.5
Weighted average period for recognition	2 years 10 months 25 days